CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Common Stock Warrants	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit
Balance at Dec. 31, 2010	$ 4,082	$ 1		$ 104,010	$ 10,498	$ (110,427)
Balance (in shares) at Dec. 31, 2010		808,372
Increase (Decrease) in Stockholders' Equity
Net loss for the year	(9,778)					(9,778)
Stock-based compensation expense	940			940
Costs of reorganization	(33)			(33)
Issuance of common stock, net of costs	27,400	5		27,395
Issuance of common stock, net of costs (in shares)		5,549,895
Issuance of warrants, net of costs	6,247		6,247
Foreign currency translation	(1,553)				(1,553)
Balance at Dec. 31, 2011	27,305	6	6,247	132,312	8,945	(120,205)
Balance (in shares) at Dec. 31, 2011	6,358,267	6,358,267
Increase (Decrease) in Stockholders' Equity
Net loss for the year	(20,286)					(20,286)
Stock-based compensation expense	2,009			2,009
Costs of reorganization	(15)			(15)
Issuance of common stock, net of costs	19,886	4		19,882
Issuance of common stock, net of costs (in shares)		3,593,819
Issuance of warrants, net of costs	4,942		4,942
Exercise of warrants			(36)	36
Exercise of warrants (in shares)		5,653
Foreign currency translation	575				575
Balance at Dec. 31, 2012	$ 34,416	$ 10	$ 11,153	$ 154,224	$ 9,520	$ (140,491)
Balance (in shares) at Dec. 31, 2012	9,957,725	9,957,739